VIA EDGAR


                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                            Telephone (213) 683-6000




February 3, 2006

Secretary
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:      CNI Charter Funds - File Nos. 333-16093 and 811-7923

Dear Sir or Madam:

On behalf of CNI Charter Funds (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, we hereby certify that the final forms of prospectus and statement of additional information with respect to the series of the Registrant contained in Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A as filed electronically with the Commission on January 27, 2006, do not differ from the forms included in such Post-Effective Amendment.

Please direct any inquiries regarding this filing to me at (213) 683-6207 or Laurie Dee at (213) 683-6163.

                                                 Very truly yours,



                                                 /s/ Michael Glazer
                                                 of PAUL, HASTINGS, JANOFSKY &
                                                 WALKER LLP